Acquisition of Fiberblaze (Summary of Major Classes of Consideration Transferred) (Details) (Fiberblaze [Member], USD $) In Thousands, unless otherwise specified	0 Months Ended
	Dec. 10, 2014
Business Acquisition [Line Items]
Cash	$ 10,161
Total purchase price	14,844
Share purchase agreement of future performance milestones relating to revenues [Member]
Business Acquisition [Line Items]
Contingent consideration	3,796	[1],[2]
Share purchase agreement of future performance milestones relating to achievement of design wins [Member]
Business Acquisition [Line Items]
Contingent consideration	$ 887	[1],[3]

[1]	Contingent consideration Silicom has agreed to pay the selling shareholders additional milestones-based contingent consideration which is classified as a financial liability, 90% in cash and 10% in options to ordinary shares of the Company as described below:
[2]	Pursuant to the terms of the share purchase agreement (hereinafter – SPA) between the Company and Fiberblaze selling shareholders, the Company is obligated to pay to Fiberblaze's selling shareholders a contingent payment upon the attainment of future performance milestones relating to Fiberblaze revenues until August 31, 2015. In connection with this contingent payment consideration, at the closing date, the Company recorded an estimated liability of US$ 3,796 thousand. At December 31, 2014 the fair value of the contingent consideration has increased to US$ 3,833 thousand, an increase that reflects the changes related to the time value of the liability since the date of acquisition.
[3]	Pursuant to the terms of the SPA between the Company and Fiberblaze selling shareholders, the Company is obligated to pay to Fiberblaze's selling shareholders a contingent payment upon the attainment of future performance milestones relating to Fiberblaze's achievement of design wins until August 31, 2015. In connection with this contingent payment consideration, at the closing date, the Company recorded an estimated liability of US$ 887 thousand. At December 31, 2014 the fair value of the contingent consideration has increased to US$ 895 thousand, an increase that reflects the changes related to the time value of the liability since the date of acquisition.